Fair value measurements - Information on investments where net asset value per share is calculated or disclosed (Detail) - JPY (¥) ¥ in Billions		6 Months Ended	12 Months Ended
		Sep. 30, 2023	Mar. 31, 2023
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 57	¥ 50
Unfunded commitments	[1]	21	21
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		11	12
Unfunded commitments	[1]	¥ 1	¥ 1
Redemption frequency (if currently eligible)	[2]	Monthly	Monthly
Hedge funds [Member] | Minimum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	1 day	1 day
Hedge funds [Member] | Maximum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	30 days	30 days
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 13	¥ 11
Unfunded commitments	[1]	¥ 6	¥ 9
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 29	¥ 24
Unfunded commitments	[1]	¥ 14	¥ 10
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 4	¥ 3
Unfunded commitments	[1]		¥ 1
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]

[1]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[2]	The range in frequency with which Nomura is permitted to redeem investments.
[3]	The range in notice period required to be provided before redemption is possible.